STRADLEY, RONON, STEVENS & YOUNG, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8000

1933 Act Rule 497(e)

1933 Act File No. 2-73948

1940 Act File No. 811-3258

Direct Dial: (215) 564-8048

October 13, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	DFA Investment Dimensions Group Inc. (the “Registrant”)

File Nos. 2-73948 and 811-3258

Rule 497(e) Filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated July 25, 2011, and revised as of September 30, 2011, as filed pursuant to Rule 497(e) under the 1933 Act on September 30, 2011 (Accession Number: 0001193125-11-261377), relating to the following series of the Registrant: Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund I, Dimensional Retirement Fixed Income Fund II, and Dimensional Retirement Fixed Income Fund III.

Please direct any questions or comments relating to this filing to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/S/ JANA L. CRESSWELL
Jana L. Cresswell